Goodwill And Other Intangible Assets (Components Of Intangible Assets Excluding Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	¥ 19,379	¥ 17,224
Intangible assets not subject to amortization, Gross carrying amount	1,813	1,950
Intangible assets, Gross carrying amount	21,192	19,174
Intangible assets subject to amortization, Accumulated amortization	5,359	3,380
Software
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	2,306	2,704
Intangible assets subject to amortization, Accumulated amortization	1,624	1,998
Customer Relationships
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	2,549	2,227
Intangible assets subject to amortization, Accumulated amortization	573	215
Patented Technologies
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	4,995	4,365
Intangible assets subject to amortization, Accumulated amortization	1,037	389
Developed Technologies
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	7,524	6,238
Intangible assets subject to amortization, Accumulated amortization	1,652	603
Other Intangible Assets
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	2,005	1,690
Intangible assets subject to amortization, Accumulated amortization	473	175
In-Process Technologies
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets not subject to amortization, Gross carrying amount	1,589	1,726
Other Intangible Assets
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets not subject to amortization, Gross carrying amount	¥ 224	¥ 224